REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Jul. 31, 2016
SEC Schedule III, Real Estate and Accumulated Depreciation Disclosure [Abstract]
REAL ESTATE AND ACCUMULATED DEPRECIATION

SCHEDULE III

J.W. MAYS, INC.
REAL ESTATE AND ACCUMULATED DEPRECIATION
July 31, 2016

Col. A	Col. B	Col. C		Col. D		Col. E			Col. F	Col. G	Col. H	Col. I
				Cost Capitalized								Life on Which
				Subsequent to		Gross Amount at Which Carried						Depreciation in
		Initial Cost to Company		Acquisition		At Close of Period						Latest Income
			Building &		Carried		Building &		Accumulated	Date of	Date	Statement is
Description	Encumbrances	Land	Improvements	Improvements	Cost	Land	Improvements	Total	Depreciation	Construction	Acquired	Computed
Office and Rental Buildings
Brooklyn, New York
Fulton Street at Bond Street	$5,786,525	$3,901,349	$7,403,468	$22,090,157	$—	$3,901,349	$29,493,625	$33,394,974	$11,589,363	Various	Various	(1) (2)
Jamaica, New York
Jamaica Avenue at 169th Street	—	—	3,215,699	16,319,534	—	—	19,535,233	19,535,233	10,171,768	1959	1959	(1) (2)
Fishkill, New York
Route 9 at Interstate Highway 84	—	594,723	7,212,116	4,872,441	—	594,723	12,084,557	12,679,280	8,813,635	10/74	11/72	(1)
Brooklyn, New York
Jowein Building Fulton Street	—	1,324,957	728,327	14,552,304	—	1,324,957	15,280,631	16,605,588	4,852,873	1915	1950	(1) (2)
and Elm Place
Levittown, New York Hempstead
Turnpike	—	125,927	—	—	—	125,927	—	125,927	—	4/69	6/62	(1)
Circleville, Ohio
Tarlton Road	—	120,849	4,388,456	86,520	—	120,849	4,474,976	4,595,825	2,581,171	9/92	12/92	(1)
Total(A)	$5,786,525	$6,067,805	$22,948,066	$57,920,956	$—	$6,067,805	$80,869,022	$86,936,827	$38,008,810
____________________

(1)	Building and improvements	18–40 years
(2)	Improvements to leased property	3–40 years

(A)	Does not include Office Furniture and Equipment and Transportation Equipment in the amount of $340,023 and Accumulated Depreciation thereon of $203,303 at July 31, 2016.

	Year Ended July 31,
	2016	2015	2014
Investment in Real Estate
Balance at Beginning of Year	$84,474,345	$82,092,994	$78,547,467
Improvements	2,462,482	2,426,491	3,545,527
Retirements	—	(45,140)	—
Balance at End of Year	$86,936,827	$84,474,345	$82,092,994
Accumulated Depreciation
Balance at Beginning of Year	$36,413,975	$34,773,376	$33,097,163
Additions Charged to Costs and Expenses	1,594,835	1,658,091	1,676,213
Retirements	—	(17,492)	—
Balance at End of Year	$38,008,810	$36,413,975	$34,773,376